As filed with the Securities and Exchange Commission on October 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

325 Chestnut Street
Suite 512
Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Innovator Matrix Income Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 25.04%
Diversified - 5.33%
EPR Properties	92,597	$5,269,695
Whitestone REIT	74,679	1,135,121
		6,404,816
Health Care - 2.05%
Senior Housing Properties Trust	105,457	2,460,312
Hotels - 3.86%
Hospitality Properties Trust	157,317	4,629,839
Mortgage - 9.70%
American Capital Mortgage Investment Corp.	219,052	4,508,090
Apollo Comercial Real Estate Finance, Inc.	139,399	2,344,691
Capstead Mortgage Corp.	177,236	2,343,060
Invesco Mortgage Capital, Inc.	139,399	2,456,211
		11,652,052
Office Property - 4.10%
American Realty Capital Properties, Inc.	373,860	4,919,997
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,192,711)		$30,067,016

COMMON STOCKS - 16.61%
Deep Sea, Coastal, and Great Lakes Water Transportation - 2.20%
Ship Finance International Ltd.	133,429	$2,640,560
Depository Credit Intermediation - 3.97%
Banco Santander SA - ADR	480,614	4,767,691
General Freight Trucking - 1.00%
Student Transportation, Inc.	185,931	1,202,974
Support Activities for Mining - 3.80%
Seadrill Ltd.	122,386	4,558,878
Wired Telecommunications Carriers - 5.64%
Frontier Communications Corp.	996,704	6,777,587
TOTAL COMMON STOCKS (Cost $16,954,361)		$19,947,690

MASTER LIMITED PARTNERSHIPS - 27.44%
Death Care Services - 2.10%
StoneMor Partners L.P.	99,572	$2,527,137
Deep Sea, Coastal, and Great Lakes Water Transportation - 3.10%
Navios Maritime Partners L.P.	189,185	3,726,945
Oil and Gas Extraction - 6.35%
Regency Energy Partners L.P.	97,909	3,229,039
Vanguard Natural Resources, LLC	149,358	4,394,112
		7,623,151
Other Financial Investment Activities - 6.34%
KKR & Co. L.P.	219,054	5,145,578
Och Ziff Capital Management Group	199,144	2,465,403
		7,610,981
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 3.58%
CVR Partners L.P.	145,368	2,227,038
Terra Nitrogen Co., L.P.	13,940	2,073,575
		4,300,613

Petroleum and Coal Products Manufacturing - 3.97%
CVR Refining L.P.	98,577	2,366,834
Northern Tier Energy L.P.	91,603	2,398,166
		4,765,000
Pipeline Transportation of Natural Gas - 2.00%
Niska Gas Storage Partners, LLC	166,281	2,396,109
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $28,120,251)		$32,949,936

ROYALTY TRUSTS - 4.18%
Petroleum and Coal Products Manufacturing - 4.18%
BP Prudhoe Bay Royalty Trust	51,776	$5,018,648
TOTAL ROYALTY TRUSTS (Cost $4,363,634)		$5,018,648

BUSINESS DEVELOPMENT COMPANIES - 9.45%
Closed-end Funds - 9.45%
Ares Capital Corp.	278,499	$4,776,258
Fifth Street Finance Corp.	202,129	1,986,928
Prospect Capital Corp.	444,239	4,580,104
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $11,700,764)		$11,343,290

INVESTMENT COMPANIES - 15.75%
Closed-end Funds - 15.75%
Avenue Income Credit Strategies Fund	103,174	$1,809,672
Blackrock Corporate High Yield Fund V	153,243	1,849,643
Invesco Dynamic Credit Opportunity Fund	94,250	1,190,377
Morgan Stanley Emerging Markets Domestic Debt	348,500	4,523,530
Nexpoint Credit Strategies Fund	101,840	1,145,700
Nuveen Preferred Income Opportunities Fund	258,882	2,454,201
Stone Harbor Emerging Markets Income Fund	59,740	1,191,216
Voya Prime Rate Trust	217,500	1,195,598
Western Asset Emerging Markets Income Fund	99,570	1,278,479
Western Asset Global High Income Fund	179,227	2,276,183
TOTAL INVESTMENT COMPANIES (Cost $19,175,675)		$18,914,599

SHORT TERM INVESTMENTS - 2.65%
Money Market Funds - 2.65%
Fidelity Government Portfolio, 0.01%	3,181,687	$3,181,687
TOTAL SHORT-TERM INVESTMENTS (Cost $3,181,687)		$3,181,687

Total Investments (Cost $113,689,083) - 101.12%		121,422,866
Liabilities in Excess of Other Assets - (1.12)%		(1,345,573)
TOTAL NET ASSETS - 100.00%		$120,077,293

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The accompanying notes are an integral part of this schedule of investments.

Academy Funds Trust
Notes to Schedule of Investments
August 31, 2014 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Innovator Matrix Income Fund’s (the “Fund”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended Mutual Funds are valued at that day’s Net Asset Value (“NAV). Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by an independent pricing service or reporting agency. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Trust shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from the Fund’s investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination.  Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Innovator Matrix Income® Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$30,067,016	$-	$-	$
Common Stock	19,947,690	-	-
Master Limited Partnerships	32,949,936	-	-
Royalty Trusts	5,018,648	-	-
Business Development Companies	11,343,290	-	-
Investment Companies	18,914,599	-	-
Short Term Investments	3,181,687	-	-
Total Investments in Securities	$121,422,866	$-	$-	$

See the Schedule of Investments for the investments detailed by industry classification.

Transfers between levels are recognized at the end of the reporting period.  As of August 31, 2014, there were no transfers into, or out of Level 1 since December 31, 2013.

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows:1

Innovator Matrix Income® Fund

Cost of Investments	$113,689,083

Gross unrealized appreciation	10,821,688
Gross unrealized depreciation	(3,087,905)
Net unrealized appreciation	$7,733,783

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Academy Funds Trust

By (Signature and Title)          /s/ David Jacovini
David Jacovini, President

Date              10/17/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ David Jacovini
 David Jacovini, President & Treasurer

Date              10/17/2014

* Print the name and title of each signing officer under his or her signature.